SECURITIES AND EXCHANGE COMMISSION

Washington, D. C.  20549

FORM N-1A

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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

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Pre-Effective Amendment No.

  2

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Post-Effective Amendment No.

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and/or

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REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT

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OF 1940

Amendment No.

  2

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(Check appropriate box or boxes.)

Adirondack Funds – File Nos. 333-121690 and 811-21691

(Exact Name of Registrant as Specified in Charter)

26 Vly Road, Albany, NY  12205

(Address of Principal Executive Offices)                (Zip Code)

Registrant’s Telephone Number, including Area Code:   (518) 439-7507

Gregory A. Roeder, Adirondack Research and Management, Inc.

26 Vly Road, Albany, NY  12205

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

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Approximate Date of Proposed Public Offering:  April 6, 2005

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It is proposed that this filing will become effective:

/__/ immediately upon filing pursuant to paragraph (b)

/   / on (date) pursuant to paragraph (b)

/   / 60 days after filing pursuant to paragraph (a)(1)

/   / on (date) pursuant to paragraph (a)(1)

/   / 75 days after filing pursuant to paragraph (a)(2)

/   / on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/   / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this Registration Statement on such date or  dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

The Adirondack Small Cap Fund

Advised by Adirondack Research and Management Inc.

26 Vly Road

Albany, NY 12205

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed on the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Prospectus dated

April __, 2005

Table of Contents

Introduction

1

Why you should read this Prospectus

1

Fund Details

1

Investment Objective

1

Investment Strategy

1

Risks

2

Risks in General

2

Risks of Investing in Common Stocks

2

Foreign Risks

2

Risks of Smaller-Sized Companies

3

Value Investing Risk

3

Sector Risk

3

Management Risk

3

Fees and Expenses

3

Performance

4

Additional Investment Strategies and Risk Considerations

4

Investment Advisor

5

Shareholder Information

6

Who should invest?

6

How to Purchase Shares

6

How Net Asset Value is Determined

8

Minimum Investment

8

How to Redeem Shares

9

Tax-deferred retirement plans

10

Dividends and distributions

11

Taxes

11

Market Timing

12

Privacy Policy

13

Where to Obtain More Information

Back Cover

Introduction

Why you should read this Prospectus

This prospectus offers shares of The Adirondack Small Cap Fund, a diversified series of Adirondack Funds (the “Trust”).  The Trust is an open-end, diversified management investment company that was organized on December 8, 2004.

This Prospectus sets forth information about the Fund that prospective investors should know before investing.  The Prospectus should be read carefully and retained for future reference.

Fund Details

Investment Objective

The objective of the Fund is long-term capital appreciation.

Investment Strategy

The Fund seeks to achieve its objective by investing in a diversified portfolio of undervalued equity securities of small capitalization companies as determined by the Fund’s investment advisor.  Small capitalization companies are defined as companies with market capitalizations of less than $3 billion.  Under normal circumstances, at least 80% of the Fund’s total assets will be invested in common stocks of small capitalization companies.  However, the Fund will not invest in companies with capitalizations of less than $25 million.  If the Fund decides to change this investment strategy, shareholders will be given 60 days advance notice.  The Fund invests primarily in the common stock of domestic companies, but may occasionally invest up to 15% of its total assets in American Depositary Receipts issued by foreign companies.  During periods in which suitable undervalued equity securities are not available, up to 20% of the Fund’s total assets may be invested in money-market securities and/or shares of investment companies with investment objectives and principal investment strategies similar to those of the Fund.

The advisor employs a contrarian selection strategy, which primarily focuses on out-of-favor securities. Market expectations for such companies are low, resulting in attractive valuations in certain cases. The advisor analyzes the collection of out-of-favor stocks and selects those the advisor believes are in the best position to address company and/or industry specific issues and regain investor support.

To find such stocks, the advisor uses screens that include key valuation metrics such as price-to-book value, price-to-cash flow, price-to revenue and price-to-earnings. Securities identified by screens then undergo a more comprehensive review, which includes a detailed assessment of the company’s management, strategy, financial statements and competition.  The advisor purchases a position for the Fund after extensive due diligence results in a belief that the company will significantly improve operating results within two or three years.

Monitoring existing positions, regularly assessing industry risks and adjusting the portfolio accordingly are also integral components of the investment approach. The advisor believes a well conceived exit strategy is an essential part of the risk management process. The advisor establishes price targets before securities are purchased and re-evaluates these price targets quarterly, or more frequently if conditions warrant. When price targets are reached the position is sold. In addition, the advisor will reduce positions that exceed 5% of the portfolio and sell those securities when the original investment thesis is no longer valid due to either company specific or industry issues.

Risks

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the Fund’s investments.  There is risk that these and other factors may adversely affect the Fund’s performance.  You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.  An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program.  An investment in the Fund is not a deposit in the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  You may lose money by investing in the Fund.

Risks of Investing in Common Stocks

The Fund invests primarily in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing.  These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.  Many factors affect the performance of each company that the Fund invests in, including the strength of the company’s management or the demand for its products or services.  You should be aware that a company’s share price may decline as a result of poor decisions made by management or lower demand for the company’s products or services.  In addition, a company’s share price may also decline if its earnings or revenues fall short of expectations.  There are overall stock market risks that may also affect the value of the Fund.  Over time, the stock markets tend to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally.  The value of the Fund’s investments may increase or decrease more than the stock markets in general.

Foreign Risk

To the extent the Fund invests in foreign securities by purchasing American Depositary Receipts (“ADRs”), the Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

Risks of Smaller-Sized Companies

To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks.  The earnings and prospects of these companies are more volatile than larger companies.  Smaller-sized companies may experience higher failure rates than do larger companies.  The trading volume of securities of smaller-sized companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.  Smaller-sized companies may have limited markets, product lines or financial resources and may lack management experience.

Value Investing Risk

Value investing attempts to identify companies selling at a discount to their intrinsic value.  Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the advisor to be undervalued may actually be appropriately priced.

Sector Risk

Sector risk is the possibility that stocks within the same group of industries will decline in price due to sector-specific market or economic developments.  If the advisor invests a significant portion of its assets in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment.  The sectors in which the Fund may be overweighted will vary.

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Fund Management Risk

The advisor’s strategy of investing in undervalued securities may fail.  The advisor may be incorrect in its assessment of the intrinsic value of the companies in which the Fund invests, or value stocks may be out of favor with investors.  The advisor is a recently formed company and has no experience managing a mutual fund.  This lack of experience may result in recommendations of securities that cause the Fund to under-perform or lose money.

New Fund Risk

The Fund is a new fund with no operating history.  The Fund may underperform and you may lose money.

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Fees and Expenses

The following table describes the fees and expenses that you will pay if you purchase shares of The Adirondack Small Cap Fund.

Shareholder Fees (Paid directly from your investment):

Maximum Sales Charge (Load) imposed on Purchases:	None
Maximum Deferred Sales Charge (Load):	None
Maximum Sales charge (load) on Reinvested Dividends:	None
Redemption Fee:	1.00%*
Exchange Fee:	None

* In order to discourage short-term investors and protect existing shareholders, the Fund will impose a 1% redemption fee on any shares redeemed within 30 days of purchase. Please see page 11 (Market Timing) for details on this policy.

Annual Fund Operating Expenses (expenses deducted from fund assets):

Management Fees:	1.25%
Distribution (and/or Service) (12b-1) Fees:	None
Other expenses(1)	0.45%
Total Annual Fund Operating Expenses(2)	1.70%

(1) Because the Fund is new, Other Expenses are based on estimated costs for the current fiscal year.  A wire transfer fee of $20 may be charged to defray custodial charges for redemptions paid by wire transfer.  The Fund pays certain operating expenses directly, including, but not limited to, custodial, audit and legal fees, costs of printing and mailing prospectuses to shareholders, statements of additional information, proxy statements, notices, reports to shareholders, insurance expenses, and costs of registering its shares for sale under federal and state securities laws.

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(2) The advisor (Adirondack Research & Management Inc.) has contractually agreed to defer its management fee and reimburse expenses to the extent that the Fund’s total annual operating expenses exceed 1.70%. This deferral and reimbursement, should it be needed, will remain in place for the first three fiscal years from April 1, 2005.  The advisor’s obligation to reimburse expenses excludes brokerage costs, borrowing costs (such as interest and dividends on securities sold short), taxes, and extraordinary expenses. Each deferral or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding this expense limitation and the repayment is approved by the Board of Trustees.

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Expense Example

The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expense ratio remains the same.

1 year	3 years
$178	$579

The example takes into consideration the advisor’s commitment to waive receipt of fees and/or reimburse certain expenses of the Fund for the first three fiscal years.

Performance

No performance information for the Fund is being presented because, as of the date of this prospectus, the Fund does not have returns for a full calendar year.

Additional Investment Strategies and Risk Considerations

The objective of the Fund is long-term capital appreciation.  The Board of Trustees may change the objective without shareholder approval.  If the Fund decides to change its investment objective, shareholders will be given 60 days advance notice.  The Board does not anticipate making any change to the Fund’s objective.

From time to time, the Fund may take temporary defensive positions, which are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions.  For example, the Fund may hold all or a portion of its assets in money market instruments, including cash, cash equivalents, U.S government securities, other investment grade fixed income securities, certificates of deposit, bankers acceptances, commercial paper, money market funds and repurchase agreements.  If the Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees.  As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.  The Fund also may also invest in money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

A description of the Fund’s policies regarding disclosure of the securities in the Fund’s portfolio is found in the Statement of Additional Information.

Investment Advisor

The investment advisor of the Fund is Adirondack Research & Management Inc. (ARMI) a New York corporation located at 26 Vly Road Albany, New York 12205.  ARMI serves as advisor to the Fund pursuant to a management agreement with ARMI that is renewable (after the first two years) on an annual basis by a vote of a majority of the Board of Trustees, including a majority of the trustees of the Trust who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, cast in person at a meeting called for the purpose of voting on such renewals.  Under the terms of this agreement, ARMI is responsible for formulating the Fund’s investment policies, making ongoing investment decisions and engaging in portfolio transactions. ARMI provides office space, services and equipment and supervises all matters relating to the Fund’s operations. For its services, ARMI receives an advisory fee at an annual rate of 1.25% of the average daily net assets of the Fund.

ARMI (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.  The Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

Mr. Matthew P. Reiner is the lead portfolio manager responsible for the day-to-day management of the Fund.  Prior to joining ARMI in February 2005, Mr. Reiner was a Vice President and Portfolio Manager at Paradigm Capital Management with full discretionary authority over the selection of investments for assets under management, which totaled $91 million as of December 31, 2005.  Mr. Reiner has over 17 years of professional experience.  His responsibilities have included portfolio management, equity research, analyst supervision, operations management and account management.  Mr. Reiner began his investment career as a sell-side research associate with CL King & Associates in 1994.  He worked as an equity analyst for CL King & Associates from 1996 through 1997 and as a senior analyst and portfolio manager for CL King’s investment advisory business, Paradigm Capital Management, from 1998 through 2004. Additionally, Mr. Reiner served as Vice President of Research for Paradigm Capital Management from 2000 through 2004.  He has an MBA from the University at Albany and is a holder of the Chartered Financial Analyst(CFA®) designation.

The Fund’s Statement of Additional Information provides information about ARMI and about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

Shareholder Information

Who should invest?

Long–Term Investors

This Fund is intended to be a long-term investment vehicle and is not designed to provide investors a way to speculate on short-term stock market movements.

Diversified Investors.

Investors should maintain diversified holdings of securities and not consider this Fund as their sole source of equity exposure.

Risk Tolerant Investors.

This Fund will be comprised mostly of investments in smaller publicly traded companies with market capitalizations less than $3 billion. Smaller companies are often characterized by modest trading volume, earnings volatility and limited research coverage. As such, the share prices of these securities may vary significantly from day-to-day. Investors should be prepared for such unpredictability, as this Fund will likely be more volatile than those funds that invest in securities of larger issuers.

How to Purchase Shares

You may purchase shares on any business day.  This includes any day the Fund is open for business, other than weekends and days on which the New York Stock Exchange (“NYSE”) is closed, including New Years Day, Martin Luther King Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Shares may be purchased directly from the Fund by sending a completed application and a check in the amount of your investment to the addresses below.  Your check should be made payable to the “Adirondack Small Cap  Fund.”  Cash, third-party checks and traveler’s checks are not accepted.  Eligible purchases must meet applicable minimum investment requirements.  All investments must be in U.S. dollars, and the checks must be drawn on a U.S. bank.  All purchases of shares will be made at the next calculated net asset value (NAV) after a completed order is received by the Fund or its agent. The Fund does not issue share certificates. You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

Regular Mail:

c/o Adirondack Small Cap Fund
Mutual Shareholder Services LLC

8869 Brecksville Road, Suite C

Brecksville, Ohio  44141

By Wire Transfer:

The Huntington National Bank

ABA #044000024

Attn: Adirondack Small Cap Fund

Account Name _________________(write in shareholder name)

For the Account # _______________(write in account number)

D.D.A.#1041040443

You may purchase shares directly through the Fund’s Transfer Agent or through a brokerage firm or other financial institution that has agreed to sell the Fund’s shares.  If you are investing directly in the Fund for the first time, you will need to establish an account by completing a Shareholder Account Application (To establish an IRA, complete an IRA Application).  To request an application, call toll-free 1-888-686-2729.

You also may purchase Fund shares by making automatic periodic investments from your bank account.  To use this feature, select the automatic investment option in the account application and provide the necessary information about the bank account from which your investments will be make.  You may revoke your election to make automatic investments by calling 1-888-686-2729 or by writing to the Fund at:

Adirondack Small Cap Fund
c/o Mutual Shareholder Services LLC

8869 Brecksville Road, Suite C

Brecksville, Ohio  44141

If you invest through a brokerage firm or other financial institution, the policies and fees may be different than those described here. Financial advisors, financial supermarkets, brokerage firms, and other financial institutions may charge transaction and other fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution if you have any questions. Your financial institution is responsible for transmitting your order in a timely manner.

A $20 fee will be charged against your account for any payment check returned to the Transfer Agent or for any incomplete electronic fund transfer, or for insufficient funds, stop payment, closed account or other reasons.  If a check does not clear your bank, the Fund reserves the right to cancel the purchase.  If your purchase is canceled, you will be responsible for any losses to the Fund or fees imposed by your bank.  The Fund (or Fund agent) has the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price.  Any profit on such cancellation will accrue to the Fund.  Your investment in the Fund should be intended to serve as a long-term investment vehicle.  The Fund is not designed to provide you with a means of speculating on the short-term fluctuations in the stock market.  The Fund reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading.  The Fund also reserves the right to stop offering shares at any time.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  This means that, when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you.  We may also ask for identifying documents, and may take additional steps to verify your identity.  We may not be able to open an account or complete a transaction for you until we are able to verify your identity.

How Net Asset Value is Determined

The value of a single share of the Fund is known as its “net asset value” per share or “NAV.” The Fund’s NAV per share is normally calculated as of the close of the regular session of trading on the NYSE (normally 4:00 p.m., Eastern Time) on each weekday except New Years Day, Martin Luther King Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Thanksgiving Day and Christmas Day. The Fund’s NAV may be calculated earlier, however, if the NYSE closed early, trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC).

The Fund’s NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding.

The Fund’s securities are valued primarily on the basis of market quotations. If market prices are not available or, in the advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, the advisor may value the Fund’s assets at their fair value according to procedures approved by the Fund’s Board of Trustees.  For example, if trading in a thinly traded portfolio security is halted and does not resume before the Fund calculates its NAV, the advisor may need to price the security using the Fund’s fair value pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders.

To the extent the Fund invests in other investment companies, the NAV of the investment companies in which the Fund invests will be included in the calculation of the Fund’s NAV.  The prospectuses of those investment companies explain the circumstances under which those investment companies will use fair value pricing and the effects of using fair value pricing.

Minimum Investment

The minimum initial investment is $3,000 and subsequent investments must total at least $50. The minimum initial investment requirement for qualified tax sheltered retirement plans is $1,000 with no minimum for subsequent investments.  See “How to Purchase Shares.”  The Fund reserves the right to change these minimums at anytime.

How to Redeem Shares

You may redeem shares of the Fund on each day that the Fund is open for business by sending a written request to the Fund at 8869 Brecksville Road, Suite C, Brecksville, Ohio 44141.  The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Fund’s account records.

You may redeem any part of your account in the Fund by calling the Fund’s transfer agent at 1-888-686-2729.  You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option.  The Fund and the transfer agent are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine.  However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions.  Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund or the transfer agent may terminate the telephone redemption procedures at any time.  During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges.  If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

A signature guarantee of each owner is required to redeem shares in the following situations:

o

if you change ownership on your account,

o

if you request the redemption proceeds to be sent to a different address than that registered on the account,

o

if the proceeds are to be made payable to someone other than the account’s owner(s),

o

if a change of address request has been received by the Transfer Agent within the last 15 days, or

o

if you wish to redeem $25,000 or more from any shareholder account.

o

Signature guarantees are available form most banks, broker-dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A notary public is not an acceptable guarantor.

Redemption requests may direct the proceeds be wired directly to your existing account in any commercial bank or brokerage firm in the United States. There is currently a $20 charge for processing wire redemptions. All charges will be deducted from your account by redemption of shares in your account.  Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account address.

You may also redeem shares by placing a wire redemption through a securities broker or dealer. Broker-dealers may impose a fee on the shareholder for this service.  It is the responsibility of broker-dealers to properly transmit wire redemption orders.

You will receive the net asset value per share next determined after receipt by the Fund or its agent of your redemption request in the form described above. Payment will be effected within seven days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by certified check or wire.

At the discretion of the Fund, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization.  The Fund reserves the right to require you to close your account if at any time the value of your shares is less than $1,000 (based on actual amounts invested, unaffected by market fluctuations), or such other minimum amount as the Fund may determine from time to time. After notification to you of the Fund’s intention to close your account, you will be given 60-days to increase the value of your account to the minimum amount.

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The Fund reserves the right to suspend the right of redemption or to postpone the date of payment for more than seven days when: (i) trading on the NYSE is restricted; (ii) the NYSE is closed (other than weekend and holiday closings); (iii) an emergency exists, as determined by the SEC; or (iv) the Securities and Exchange Commission has permitted a suspension. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund.  Any involuntary redemption will create a capital gain or loss, which may have tax consequences about which you should consult your tax advisor.

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Tax-deferred retirement plans

The Fund’s Individual Retirement Account (“IRA”) application and additional forms required may be obtained by contacting the Fund at 1-888-686-2729.  For IRA’s, the initial minimum is $1,000 with no minimum for subsequent contributions. The account will be maintained by the custodian, which currently charges an annual maintenance fee of $8.00, which is subject to change.

Investors who are self-employed may purchase shares of the Fund through tax-deductible contributions to retirement plans for self-employed persons, known as Keogh or H.R. 10 plans.  However, the Fund does not currently act as a sponsor or administrator for such plans. Fund shares may also be purchased for other types of qualified pension or profit sharing plans which are employer-sponsored, including deferred compensation or salary reduction plans known as “401(k) Plans” which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made from the plan.

Dividends and distributions

The Fund expects that distributions to shareholders will consist primarily of capital gains, and that it will distribute substantially all of its net investment income and net realized gains, if any, annually.  Dividends and distributions are automatically reinvested in additional shares of the Fund (the Share Option) unless cash payments are specified on your application or are otherwise requested by written instructions to the Fund.

If you elect to receive dividends in cash and the U.S. Postal Service cannot deliver your checks or if your checks remain un-cashed for six months, your dividends will be reinvested in your account at the then-current net asset value and your account will be converted to the Share Option.

Taxes

The following discussion relates solely to the federal income tax treatment of dividends and distributions by the Fund.  Investors should consult a tax advisor for the application of tax laws to their particular situations.

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Code by annually distributing substantially all of its net investment company taxable income and net capital gains in dividends to its shareholders and by satisfying certain other requirements. By so qualifying, the Fund will not be subject to federal income tax or excise tax based on net income on that part of its investment company taxable income and net realized short-term and long-term capital gains which it distributes to its shareholders in accordance with the Code’s requirements.

Dividends and distributions paid to shareholders are generally subject to federal income tax and may be subject to state and local income tax.  Dividends from net investment income and distributions from any excess of net realized short-term capital gains over net realized capital losses are currently taxable to shareholders as ordinary income.

Distributions of net capital gains by the Fund to its shareholders are taxable to the recipient shareholders as long-term capital gains, without regard to the length of time a shareholder has held Fund shares.  Redemptions of shares of the Fund are taxable events on which a shareholder may realize a gain or loss. To avoid a 31% federal backup withholding tax requirement on dividends, distributions and redemption proceeds, individuals and other non-exempt shareholders must certify their taxpayer identification number to the Fund on the investment application. A shareholder may also be subject to backup withholding if the Internal Revenue Service notifies the Fund that shareholder is subject to backup withholding for previous under-reporting of interest or dividend income.  Amounts withheld by the Fund are applied to the shareholder’s federal income tax liability. Foreign shareholders may be subject to federal income tax withholding of up to 30% of dividends, distributions and redemption proceeds from the Fund.

Reports containing appropriate federal income tax information (relating to the tax status of dividends and capital gain distributions by the Fund) will be furnished to each shareholder not later than 30 days following the close of the calendar year during which the payments are made. The above discussion concerning the taxation of dividends and distributions received by shareholders is applicable whether a shareholder receives such payment in cash or reinvests such amount in additional shares of the Fund.

Market Timing

Market timing is an investment strategy using frequent purchase, redemptions and/or exchanges in an attempt to profit from short-term market movements.  Frequent purchases and redemptions of Fund shares may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.  The Fund has adopted a redemption policy to discourage short-term traders and/ or market timers from investing in the Fund and does not accommodate frequent trading by Fund shareholders.  A 1% fee will be assessed against investment proceeds withdrawn within 30 days of investment.  The Fund uses a “first in, first out” method for calculating the redemption fee.  This means that shares held the longest will be redeemed first, and shares held the shortest time will be redeemed last.  The proceeds collected from redemption fees will be retained by the Fund and will be used for the benefit of existing shareholders.  The redemption fee is applied uniformly in all cases.  While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders.  Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund.  The netting effect often makes it more difficult to apply redemption fees.  However, the Fund’s agreements with financial intermediaries that sell shares of the Fund will require the intermediaries to provide shareholder identity and transaction information to the Fund, and obligate the intermediaries to carry out the Fund’s instructions to enforce the Fund’s market timing policies.  In addition to the redemption fee, the Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders or if the Fund thinks that trading is abusive.

Privacy Policy

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources.  In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect.  The Fund collects the following nonpublic personal information about you:

•

Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•

Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose.  The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law.  The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security.  The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Where to Obtain More Information

You will find more information about the Adirondack Small Cap Fund, in the following documents:

Statement of Additional Information (SAI) - The Statement of Additional Information contains more detailed information about the Fund.   The SAI is incorporated herein by reference and is considered to be a part of this Prospectus.

Annual and Semi-Annual Reports - Our annual and semi-annual reports give current holdings and detailed financial statements of the Fund as of the end of the period presented.  In addition, market conditions and Fund strategies that affected the Fund’s performance are discussed in the annual report.

To obtain a Copy of One or More of These Documents:

•

Call or write for one, and a copy will be sent without charge.

Adirondack Research and Management Inc.

26 Vly Road

Albany, NY 12205

1-888-686-2729

You may also call or write the Fund to request other information about the Fund or to make shareholder inquiries. As of the date of this prospectus, the Fund does not have an Internet Web site.

•

You may also obtain information about the Fund (including the Statement of Additional Information and other reports) from the Securities and Exchange Commission on their Internet site at http://www.sec.gov or at their Public Reference Room in Washington, D.C.  Call the Securities and Exchange Commission at 1-800-SEC-0330 for room hours and operation.   You may also obtain Fund information by sending a written request and duplicating fee to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by electronic request at the E-Mail address publicinfo@sec.gov.

Investment Company Act file number 811-21691

ADIRONDACK FUNDS

STATEMENT OF ADDITIONAL INFORMATION

Dated April __, 2005

The Adirondack Small Cap Fund

26 Vly Road

ALBANY, NY 12205

1-888-686-2729 toll free

This Statement of Additional Information (“SAI”) is not a prospectus.  The SAI is in addition to and supplements the current Prospectus of Adirondack Small Cap Fund (the "Fund") dated April 1, 2005.  It should be read in conjunction with the Prospectus, which may be obtained without charge by contacting the Fund at 8869 Brecksville Road, Suite C, Brecksville, Ohio 44141 or by calling, 1-888-686-2729.

TABLE OF CONTENTS

General Information

2

Ethics

2

Proxy Voting

3

Disclosure of Portfolio Holdings

4

Permitted Investments

5

Investment Restrictions

12

Investment Advisor and Other Services

15

Determination of Share Price

20

Additional Tax Information

21

Control Persons and Principal Holders of Securities

21

Trustees and Officers

22

Portfolio Transactions and Brokerage

24

Financial Statements

25

General Information

The Adirondack Funds (the “Trust”) is an Ohio business trust formed by an Agreement and Declaration of Trust on December 8, 2004.  The Trust is an open-end investment company.  The Adirondack Small Cap Fund was organized as a diversified series of the Trust on December 8, 2004, and commenced operations on __________, 2005.  The Fund is advised by Adirondack Research & Management Inc. a registered investment advisor (the “Advisor”) owned by the President of the Trust.  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  The Fund is the only series currently authorized by the Trustees.

The Fund does not issue share certificates.  All shares are held in non-certificate form registered on the books of the Fund and the Fund’s transfer agent for the account of the shareholder.  Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected.  In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series.  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

For information concerning the purchase and redemption of shares of the Fund, see “How to Purchase Shares” and “How to Redeem Shares” in the Prospectus.  For a description of the methods used to determine the share price and value of the Fund’s assets, see “How Net Asset Value Is Computed” in the Prospectus and “Determination of Share Price” in this Statement of Additional Information.

Ethics

Pursuant to the requirements of rule 17j-1 under the Investment Company Act of 1940 and in order to protect against certain unlawful acts, practices and courses of business by certain individuals or entities related to the Trust and the Advisor have adopted a Code of Ethics and procedures for implementing the provisions of the Code. The personnel of the Trust and the Adviser are subject to the code of ethics when investing in securities that may be purchased, sold or held by the Fund.

Proxy Voting

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Fund’s Advisor.  The Advisor will vote such proxies in accordance with its proxy policies and procedures.  In some instances, the Advisor may be asked to cast a proxy vote that presents a conflict between the interests of the Fund’s shareholders, and those of the Advisor or an affiliated person of the Advisor.  In such a case, the Trust’s policy requires that the Advisor abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision.  When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.  The Advisor has developed a detailed proxy voting policy that has been approved by the Trustees of the Fund.

The Advisor’s policies and procedures state that the Advisor generally relies on the individual portfolio manager(s) to make the final decision on how to cast proxy votes.  When exercising its voting responsibilities, the Advisor’s policies call for an emphasis on (i) accountability of management of the company to its board, and of the board to the company’s shareholders, (ii) alignment of management and shareholder interests and (iii) transparency through timely disclosure of important information about a company’s operations and financial performance.  While no set of proxy voting guidelines can anticipate all situations that may arise, the Advisor has adopted guidelines describing the Advisor’s general philosophy when proposals involve certain matters.  The following is a summary of those guidelines:

o

electing a board of directors – a board should be composed primarily of independent directors, and key board committees should be entirely independent.  The Advisor generally supports efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time;

o

approving independent auditors – the relationship between a company and its auditors should be limited primarily to the audit engagement;

o

providing equity-based compensation plans - appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value.  Conversely, the Advisor is opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features;

o

corporate voting structure - shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company’s by-laws by a simple majority vote.  The Advisor opposes super-majority requirements and generally supports the ability of shareholders to cumulate their votes for the election of directors; and

o

shareholder rights plans - shareholder rights plans, also known as poison pills, may tend to entrench current management, which the Advisor generally considers to have a negative impact on shareholder value.

The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request by calling toll free, 1-888-686-2729 or by accessing the SEC's website at www.sec.gov.  In addition, a copy of the Fund's proxy voting policies and procedures are also available by calling 1-888-686-2729 and will be sent within three business days of receipt of a request.

Disclosure of Portfolio Holdings

It is a policy of the Fund and a fiduciary duty of the Advisor not to disclose intentions to purchase or sell securities to anyone other than the broker/dealer commissioned to execute the trade.  Furthermore, the Advisor will not disclose details of positions owned by the Fund in an effort to encourage market-timing or otherwise treat shareholders preferentially.  The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters.  The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters.  The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge.  This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).  Information contained in annual and semi-annual reports mailed to shareholders, as well as information filed with the SEC on Form N-Q and information posted on the Fund’s website, is public information.  All other information is non-public information.


The Fund has an ongoing relationship with third party servicing agents to release portfolio holdings information on a daily basis in order for those parties to perform their duties on behalf of the Fund.  These third party servicing agents are the Advisor, Transfer Agent, Fund Accounting Agent and Custodian.  The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers.  The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed.  For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisers at any time.  The Fund’s Chief Compliance Officer must authorize all disclosures of portfolio holdings.  This information is disclosed to all such third parties under conditions of confidentiality.  “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.  The Fund believes, based upon its expected size and operations, that these are reasonable procedures to protect the confidentiality of the Fund’s portfolio holdings and will provide sufficient protection against personal trading based on the information.


The Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the specific approval of the Board.  The Advisor must submit any proposed arrangement pursuant to which the Advisor intends to disclose the Fund’s portfolio holdings to the Board, which will review such arrangement to determine (i) whether it is in the best interests of Fund shareholders, (ii) whether the information will be kept confidential and (iii) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Advisor, or any affiliated person of the Fund, or the Advisor. Additionally, the Fund, the Advisor, and any affiliated persons of the Advisor, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings.

Permitted Investments

Non-Principal Investment Strategies and Risks

All principal investment strategies and risks are discussed in the prospectus.  Additional non-principal strategies and risks are discussed here.

CORPORATE DEBT SECURITIES are long and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper).  The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by S&P or Baa or higher by Moody's, or if unrated, determined by the Adviser to be of comparable quality.  Investment grade debt securities generally have adequate to strong protection of principal and interest payments.   In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories.    The Fund may invest in both secured and unsecured corporate bonds. A secured bond is backed by collateral and an unsecured bond is not. Therefore an unsecured bond may have a lower recovery value than a secured bond in the event of a default by its issuer. The Adviser may incorrectly analyze the risks inherent in corporate bonds, such as the issuer's ability to meet interest and principal payments, resulting in a loss to the Fund.

The Fund may also purchase lower quality debt securities, or unrated debt securities, that have poor protection of payment of principal and interest. These securities, commonly referred to as "junk bonds," often are considered to be speculative and involve greater risk of default and of price changes due to changes in the issuer's creditworthiness.   Market prices of these securities may fluctuate more than higher quality debt securities and may decline significantly in periods of general economic difficulty that may follow periods of rising rates.   While the market for junk bonds has been in existence for many years and has weathered previous economic downturns, the market in recent years has experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the junk bond market, especially during periods of economic recession.  The Fund may invest in securities which are of lower quality or are unrated if the Adviser determines that the securities provide the opportunity of meeting the Fund's objective without presenting excessive risk.  The Adviser will consider all factors, which it deems appropriate, including ratings, in making investment decisions for the Fund and will attempt to minimize investment risks through diversification, investment analysis and monitoring of general economic conditions and trends.  To the extent that the Fund invests in lower quality securities, achievement of its investment objective may be more dependent on the Adviser's credit analyses than is the case for higher quality bonds.  While the Adviser may refer to ratings, it does not rely exclusively on ratings, but makes its own independent and ongoing review of credit quality.

The market for lower quality securities may be thinner and less active than that for higher quality securities, which can adversely affect the prices at which these securities can be sold.  If there is not established retail secondary market and market quotations are not available, these securities are valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services.  Judgment plays a greater role in valuing junk bonds than is the case for securities for which external sources for quotations and last-sale information are available.   Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Fund to value these securities, and the Fund’s ability to dispose of these lower quality debt securities.

Lower quality securities present risks based on payment expectations. For example, junk bonds may contain redemption or call provisions.   If an issuer exercises the provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors.   Conversely, a junk bond’s value will decrease in a rising interest rate market, as will the value of the Fund's assets.  If the Fund experiences unexpected net redemptions, this may force it to sell its junk bonds, without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return.

Since the risk of default is higher for lower quality securities and sometimes increases with the age of these securities, the Adviser's research and credit analysis are an integral part of managing any securities of this type held by the Fund.  In considering investments for the Fund, the Adviser attempts to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future.   The Adviser’s analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earning prospects, and the experience and managerial strength of the issuer.

WARRANTS are securities that are usually issued with a bond or preferred stock but may trade separately in the market. A warrant allows its holder to purchase a specified amount of common stock at a specified price for a specified time.  The risk in investing in warrants is the Adviser might miscalculate their value, resulting in a loss to the Fund.  Another risk is the warrants will not realize their value because the underlying common stock does reach the Adviser's anticipated price within the life of the warrant.

RIGHTS are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price.  Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks. The Adviser believes rights may become underpriced if they are sold without regard to value and if analysts do not include them in their research. The risk in investing in rights is the Adviser might miscalculate their value resulting in a loss to the Fund. Another risk is the underlying common stock may not reach the Adviser's anticipated price within the life of the right.

PREFERRED STOCKS are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity.  The risks of preferred stocks are a lack of voting rights and the Adviser may incorrectly analyze the security, resulting in a loss to the Fund.  Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Fund.

FOREIGN SECURITIES are considered only if they are trading in domestic markets through the American Depositary Receipts (ADRs). An ADR is a receipt for the shares of a foreign-based corporation, held in the vault of a U.S. bank and entitling the shareholder to all dividends and capital gains.  A company issues a sponsored ADR whose stock will underlie the ADR. The corporation provides financial information to the bank and may subsidize the administration of the ADRs. An unsponsored ADR is issued by a broker/dealer or a depositary bank without the involvement of the company whose stock underlies the ADR.  Purchases of foreign equity securities entail certain risks.   For example, there may be less information publicly available about a foreign company then about a U.S.  Company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S.   Other risks associated with investments in foreign securities include changes in restrictions on foreign   currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty  in  enforcing  contractual obligations,  delays  in  settlement  of securities transactions and  greater  price  volatility.   Unsponsored ADRs may carry more risk than sponsored ADRs because of the absence of financial information provided by the underlying company.  In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

INVESTMENT COMPANY SECURITIES are shares of other mutual funds.  Due to adverse market, economic, political or other conditions; to maintain liquidity; or pending selection of investments, tthe Fund may temporarily invest in investment companies with investment objectives and principal investment strategies similar to those of the Fund.  Investments in other investment companies must be in accordance with the Fund’s investment policies. Under Section 12(d)(1) of the Investment Company Act of 1940, as amended, (the "1940 Act"), the Fund may only invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.  However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and  (ii) the Fund has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it  through  a principal underwriter or otherwise at  a  public  or offering price which includes  a  sales  load  of more than 1  1/2% percent. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company's total outstanding shares in any period of less than thirty days. The Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions:  when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the share s held by the Fund in the same proportion as the vote of all other holders of such security.  Because other investment companies employ an investment advisor and incur fees and expenses, such investments by the Fund will cause the Fund, and indirectly the Fund’s shareholders, to bear duplicate fees.

FUTURES CONTRACTS.  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. Futures contracts may be issued with respect to fixed-income securities, foreign currencies, single stocks or financial indices, including indices of U.S. government securities, foreign government securities, and equity or fixed-income securities.  U.S. futures contracts are traded on exchanges that have been designated  "contract markets" by the Commodity Futures Trading Commission (the  "CFTC") and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts between the clearing members of the exchange. The Fund only invests in futures contracts to the extent it could invest in the underlying instrument directly.

The Fund will engage in futures transactions for hedging purposes only. This means that the Fund's primary purpose in entering into futures contracts is to protect the Fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. Conversely, if the Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. The Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

If the Fund owns Treasury bonds and the portfolio manager expects interest rates to increase, the Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the Fund selling Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of the Fund's interest rate futures contract will increase, thereby keeping the net asset value of the Fund from declining as much as it may have otherwise.  If, on the other hand, a portfolio manager expects interest rates to decline, the Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although the Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

Risk Factors in Futures Transactions

o

Liquidity Risk.  Because futures contracts are generally settled within a   day from the date they are closed out, compared with a settlement period    of three days for some types of securities, the futures markets can    provide superior liquidity to the securities markets. Nevertheless, there   is no assurance that a liquid secondary market will exist for any   particular futures contract at any particular time. In addition, futures    exchanges may    establish daily price fluctuation limits for futures    contracts and may halt trading if a contract's price moves upward or    downward more than the limit in a given day. On volatile trading days    when the price fluctuation limit is reached, it may be impossible for the   Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly    liquidate unfavorable futures positions and potentially could be required    to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund’s access to other assets held to cover its futures positions also could be impaired.

o

Risk of Loss.  Although the Fund believes that the use of such contracts   will benefit the Fund, the Fund's overall performance could be worse than   if the Fund had not entered into futures contracts if the Advisor's    investment judgment proves incorrect. For example, if the Fund has hedged    against the effects of a possible decrease in prices of securities held    in its portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of  offsetting losses in its futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.  Those sales may be, but will    not necessarily be, at increased prices that reflect the   rising market    and may occur at a time when the sales are disadvantageous to the Fund.

The risk of loss in trading futures contracts in some strategies can be   substantial, due both to the low margin deposits required, and the   extremely high degree of leverage involved in futures pricing.  Because   the deposit requirements in the futures markets are less onerous than   margin requirements in the securities market, there may be increased   participation by speculators in the futures market that may also cause   temporary price distortions.  A relatively small price movement in a   futures contract may result in immediate and substantial loss (as well as   gain) to the investor. For example, if at the time of purchase, 10% of   the value of the futures contract is deposited as margin, a subsequent   10% decrease in the value of the futures contract would result in a total   loss of the margin deposit, before any deduction for the transaction   costs, if the account were then closed out. Thus, a purchase or sale of a   futures contract may result in losses in excess of the amount invested in   the contract.  The Fund will only engage in futures transactions when it   is believed these risks are justified and will engage in futures    transactions primarily for risk management purposes.

o

Correlation Risk.   The prices of futures contracts depend primarily on   the value of their underlying instruments.  Because there are a limited   number   of   types of futures contracts, it is possible that the   standardized futures contracts available to the Fund will not match   exactly the Fund's current or potential investments. The Fund may buy and   sell futures   contracts based on underlying instruments with different   characteristics from the securities in which it typically invests--for   example, by hedging investments in portfolio securities with a futures   contract based on a broad index of securities--which involves a risk that   the futures position will not correlate precisely with the performance of   the Fund's investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund’s investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Fund’s futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

Margin Requirements

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits:

o

Are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded;

o

May be maintained in cash or certain other liquid assets by the Fund's Custodian for the benefit of the FCM; and

o

Are similar to good faith deposits or performance bonds.

Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. If the value of either party’s position declines, that party will be required to make additional "variation margin” payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Trust will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which it does business and by depositing margin payments in a segregated account with the Trust's custodian.

SEC Segregation Requirements

In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Securities and Exchange Commission (the "SEC"). Under those requirements, where the Fund has a long position in a futures contract, it may be required to establish a segregated account  (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract  (less any margin on deposit).  However, segregation of assets is not required if the Fund "covers" a long position. For a short position in futures or forward contracts held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established).

Liquidity Impact of Margin and SEC Segregation Requirements

Although the Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets will be available to the Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the Fund’s cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the Fund’s return could be diminished due to the opportunity losses of foregoing other potential investments.

Illiquid Securities or Restricted Securities

The Fund may invest up to 15% of its net assets in securities that are considered illiquid.  Illiquid securities may trade at a discount to comparable, more liquid investments and thereby restrict the ability of the Fund to dispose of its investments for a fair price in a timely fashion.  A stock will be deemed illiquid if the Fund cannot exit the entire position within seven trading days without materially impacting the stock price.  Illiquid securities pose more risk to Fund shareholders and therefore must be monitored closely by the Advisor.

Real Estate Investment Trusts

The Fund may invest up to 10% of its asses in the securities of real estate investment trusts (REITs).  REITs offer investors greater liquidity and diversification than direct ownership of properties.  A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate.  Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income.  Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value.  Mortgage REITs are those that invest in real estate mortgages and generate income primarily from interest payments on mortgage loans.  Hybrid REITs generally invest in both real property and mortgages.  Unlike corporations, REITs do not pay income taxes if they meet certain IRS requirements.  Real estate related equity securities also include those insured by real estate developers, companies with substantial real estate holdings (for investment or as part of their operations), as well as companies whose products and services are directly related to the real estate industry, such as building supply manufacturers, mortgage lenders or mortgage servicing companies.  Like any investment in real estate, though, a REITs performance depends on several factors, such as its ability to find tenants, renew leases and finance property purchases and renovations.  Other risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified.  These characteristics subject REITs to the risks associated with financing a limited number of projects.  They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation.  Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended.  Because REITs employ an investment advisor and incur fees and expenses, such investments by the Fund will cause the Fund, and indirectly the Fund’s shareholders, to bear duplicate fees.

Investment Restrictions

For the benefit of shareholders, the Fund has adopted the following restrictions, which are fundamental policies and cannot be changed without the approval of a majority of the Fund's outstanding voting securities**.

1.  Borrowing Money.  The Fund will not borrow money, except:  (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made.  This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2.  Senior Securities.  The Fund will not issue senior securities.  This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.  Section 18(f) of the Investment Company Act of 1940 Act generally prohibits a fund from issuing any senior security, except that a fund may borrow from a bank if the Fund has asset coverage of at least 300%.  The SEC has described certain types of fund portfolio transactions that it believes involve leverage and, therefore, could be deemed to create senior securities.  The SEC has stated, however, that a senior security will not be created if a fund either “covers” its obligations under these portfolio transactions by either owning or having the right to obtain the security underlying the transaction, or by maintaining a segregated asset account on the books of its custodian containing liquid assets equal in value to the fund’s potential exposure to the leveraged transaction.

3.  Underwriting.  The Fund will not act as underwriter of securities issued by other persons.  This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4.  Real Estate.  The Fund will not purchase or sell real estate.  This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate.  This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.  Commodities.  The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments.  This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.  Loans.  The Fund will not make loans to other persons, except:  (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities.  For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.  Concentration.  The Fund will not invest 25% or more of its total assets in a particular industry or group of industries.  The Fund will not invest 25% or more of its total assets in any investment company that concentrates.  This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

8.

Diversification.  The Fund will invest in the securities of any issuer only if, immediately after such investment, at least 75% of the value of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken.  This paragraph does not apply to the borrowing policy set forth in paragraphs 1 and 2 above.  In the event the Fund’s illiquid holdings exceed 15% of its net assets, the Fund will remedy the situation as promptly as possible, although it is not required to dispose of portfolio holdings immediately if the Fund would suffer losses as a result.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within such reasonable time after the consummation of such merger, consolidation or acquisition as is necessary to preserve the tax-free nature of the transaction, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

The Fund has adopted the following restrictions, which are non-fundamental policies and can be changed without the approval of shareholders.  The Fund may not:

1.  Pledging.  The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above.  The Fund will not mortgage, pledge or hypothecate more than 1/3 of its assets as collateral for such borrowing, and immediately after such borrowing the Fund shall maintain asset coverage of 300% of all borrowing.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.  Borrowing.  The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

3.  Margin Purchases.  The Fund will not purchase securities or evidences of interest thereon on “margin.”  This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving futures contracts, and other permitted investments and techniques.

4.  Options.  The Fund will not purchase or sell puts, calls, options or straddles.

5.  Illiquid Investments.  The Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

**  As used in  this  Statement of  Additional  Information as  to  any  matter requiring  shareholder  approval,   the  phrase  "majority  of  the  outstanding securities" means the vote at a meeting of (i) 67% or more of the shares present or  represented,  if the  holders  of more  than 50% of the  outstanding voting securities are present in person or represented by proxy,  or (ii) more than 50% of the outstanding voting securities, whichever is less.

Investment Advisor and Other Services

Investment Advisor

Adirondack Research & Management Inc. (the "Advisor") 26 Vly Road, Albany, New York 12205 acts as the investment advisor to the Fund.  The Advisor provides to the Fund such investment advice as the Board of Trustees deem advisable and furnishes a continuous investment program for the Fund consistent with the Fund’s investment objective and policies.  The Advisor determines the securities to be purchased for the Fund, the portfolio securities to be held or sold by the Fund and the portion of the Fund’s assets to be held uninvested, subject always to the Fund’s investment objective, policies and restrictions, as each of the same shall be from time to time in effect, and subject further to such policies and instructions as the Board may from time to time establish.  The annual fee accrues daily and is deducted from the daily average net assets of the Fund.

At a meeting held on March 18, 2005, the Trustees, including a majority of the independent Trustees, unanimously approved the Management Agreement between the Trust and the Advisor with respect to the Fund.  In preparation for the meeting, the Trustees had requested and evaluated materials from the Advisor, including performance and expense information for other investment companies with similar investment objectives.  Prior to voting, the Trustees reviewed the proposed Management Agreement with independent counsel and received a memorandum from counsel discussing the legal standards applicable to their consideration of the Management Agreement.  In reaching their determination to approve the Management Agreement with respect to the Fund, the Trustees considered all factors they believed relevant, including the following:

o

Information concerning the professional experience and qualifications of the Advisor’s personnel and a description of the Advisor’s business;

o

The nature, extent and quality of the services provided by the Advisor to the Fund;

o

The investment performance of the portfolio manager and information comparing the institutional account performance of the portfolio manager to (i) investment companies with investment objectives similar to the institutional accounts managed by the portfolio manager and similar to the investment objectives of the Fund, and (ii) the Russell 2000 Index;

o

The costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the relationship with the Fund;

o

Comparative fee and expense data for the Fund and other investment companies with similar investment objectives

o

The extent to which economies of scale would be realized as the Fund grows;

o

Whether the fee levels reflect these economies of scale to the benefit of shareholders; and

o

The terms of the Management Agreement.

In their deliberations, the Trustees did not identify any particular information that was controlling, and each Trustee attributed different weights to the various factors.  The Trustees determined that the overall arrangement was fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment.  The Trustees noted that the Advisor was newly formed and did not have any other investment company clients.  The material factors and conclusions that formed the basis for the Trustees’ determination to approve the Management Agreement with respect to the Fund were separately considered by the Trustees and are discussed below.

Advisor’s Business and Qualifications of Personnel.  The Trustees examined a copy of the Advisor’s registration statement on Form ADV and reviewed the experiences of Matthew P. Reiner.  The Trustees noted that initially the Advisor would provide administrative services to the Fund without charge, although the Advisor expects to out-source this service as Fund assets grow and the Fund is able to bear the expense without exceeding total operating expenses of 1.70%.  The Trust will separately retain and bear the expenses of a transfer agent and fund accounting agent.  The Trustees noted that the Advisor is not affiliated with the transfer agent, fund accountant or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.  In addition, the Advisor informed the Trustees that it does not have an affiliated broker-dealer through whom Fund transactions could be executed, and the Fund will not have a distributor.  As a result, the Advisor will not receive the benefits of 12b-1 fees and brokerage commissions that could be paid to an affiliate.

The Trustees also considered that Mr. Reiner will serve as Chief Investment Officer for the Advisor and will be the individual primarily responsible for day-to-day management of the Fund.  The Advisor informed the Trustees that from 1998 to 2005, Mr. Reiner had served as one of three portfolio managers for Paradigm Capital Management with full discretionary authority over the selection of investments for assets under management, which totaled $91 million as of December 31, 2005.  The Trustees noted that Mr. Reiner would devote approximately 90% of his time to the Fund investment activities and 10% to other activities such as marketing and administration.

Based on the information presented at the meeting, the Trustees concluded that they were satisfied with the investment experience of the Fund manager and benefits the Advisor derives from its relationship with the Fund.

The nature, extent and quality of the services provided by the Advisor to the Fund.  The Trustees considered that under the terms of the Management Agreement, the Advisor would, subject to the supervision of the Board of Trustees of the Trust, provide or arrange to be provided to the Fund such investment advice as the Advisor in its discretion deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies.  The Advisor will determine the securities to be purchased for the Fund, the portfolio securities to be held or sold by the Fund and the portion of the Fund’s assets to be held uninvested, subject always to the Fund’s investment objective, policies and restrictions, and subject further to such policies and instructions as the Board of Trustees may from time to time establish.  The Advisor will furnish any reports, evaluations, information or analysis to the Trust as the Board of Trustees may request from time to time or as the Advisor deems to be desirable.  The Advisor also will advise and assist the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of the Board and the appropriate committees of the Board regarding the conduct of the business of the Trust.  The Advisor will pay the compensation and expenses of any persons rendering any services to the Trust who are directors, officers, employees, members or stockholders of the Advisor and will make available, without expense to the Fund, the services of such of the Advisor’s employees as may duly be elected trustees or officers of the Trust.  Notwithstanding the foregoing, the Advisor is not obligated to pay the compensation or expenses of the Trust's Chief Compliance Officer.  The Advisor will pay all advertising, promotion and other distribution expenses incurred in connection with the Fund’s shares to the extent such expenses are not permitted to be paid by the Fund under any distribution expense plan or any other permissible arrangement that may be adopted in the future.  The Trustees noted that the Advisor had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of the Fund’s investment policies and limitations, as well as the federal securities laws

The Trustees considered the scope of the services provided by the Advisor and noted that the Advisor is responsible for maintaining and monitoring the compliance programs for itself and the Fund.  The Trustees considered the investment experience of the Mr. Reiner and the compliance experience of Mr. Roeder, as well as the quality of the investment and administrative services that they expect to receive from the Advisor.  The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the Management Agreement.

Investment Performance of the Advisor.  Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund.  However, the Trustees did consider the investment results produced by Mr. Reiner while employed as a portfolio manager for Paradigm Capital Management.  The Trustees reviewed information showing performance of the institutional accounts managed by Mr. Reiner in a style substantially similar to the style planned for the Fund over 1-year, 5-years and since inception periods.  The Trustees compared the performance to the performance of the Russell 2000 Index and to a group of competitor funds (the “Peer Group”) selected by the Advisor.  The Peer Group consisted of 67 actively managed funds whose investment objectives and principal investment strategies are similar to the Fund.  The Advisor informed the Trustees that for comparison purposes, Mr. Reiner’s institutional account performance had been adjusted to account for the 1.70% expense ratio anticipated by the Fund.  The comparative information showed that the institutional accounts managed by Mr. Reiner under performed the Peer Group and the Index in the 1-year period, but significantly outperformed both the Peer Group and the index for the 5-year and since inception periods.  Based upon their review, the Trustees concluded that the Advisor’s performance was satisfactory.

The costs of the services to be provided and the profits to be realized by the Advisor.  At the request of the Trustees, the Advisor provided estimates of its profitability and its financial condition.  The information considered by the Trustees included operating profit margin information and profitability data for the Fund.  The Trustees noted that the information submitted by the Advisor showed pre-tax income of $0.00 and a current year operating margin of 0.0%.  Based on their review, the Trustees concluded that they were satisfied that the Advisor’s level of profitability from its relationship with the Fund was not excessive.

Comparative fee and expense.  The Trustees considered the management fee to be paid by the Fund and compared that fee to management fees paid by funds in the Peer Group.  The Trustees recognized that it is difficult to make comparisons of management fees because there are variations in the services received by the funds in the Peer Group.  The Trustees also compared the total expense ratio of the Fund with the expense ratios of the funds in the Peer Group.  The funds in the Peer Group consisted of 67 funds with average net assets of $28 million.  The information showed that the Fund’s contractual management fee of 1.25% was slightly above the average contractual fee of 1.18% for the Peer Group, while the Fund’s total expense ratio of 1.70% was below the average expense ratio of 1.78% for the Peer Group.   The Trustees also considered the Advisors agreement to waive fees or reimburse expenses to the extent that the Fund’s total operating expenses exceed 1.70%.  The Trustees concluded that the Fund’s management fee and expense ratio were acceptable in light of the quality of services the Fund expected to receive from the Advisor and the level of fees paid by funds in the Peer Group.

Economies of Scale.  In materials provided to the Board of Trustees, the Advisor estimated that the Fund’s fixed administrative expenses would be adequately covered and the overall expense ratio would start to decline as a percentage of assets under management when Fund assets exceed $15 million, assuming that fees charged by the Fund’s service providers do not increase or that the Fund does not face additional administrative costs.  The Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees recognize that breakpoints may be an appropriate way for the Advisor to share its economies of scale with the Fund and its shareholders if it experiences a substantial growth in assets.  However, the Trustees recognized that that Fund had not yet commenced operations and that management agreements with competitor funds do not always contain breakpoints.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

The Advisor retains the right to use the name “Adirondack” in connection with another investment company or business enterprise with which the Advisor is or may become associated.  The Trust’s right to use the name “Adirondack” automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

The Advisor (from its own resources) may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts.  If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or their shareholders.  Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not.  The Fund may from time to time purchase securities issued by banks that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

The Portfolio Manager

Mr. Matthew P. Reiner is the portfolio manager responsible for the day-to-day management of the Fund.  Mr. Reiner is paid a salary for his services by the Advisor.  As of the date of this SAI, Mr. Reiner was responsible for the management of the following types of accounts:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	1	$130,599	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2	$250,000	0	$0

The investment objectives and investment strategies of the Fund and the other accounts managed by Mr. Reiner are similar.  Conflicts may arise in connection with the Mr. Reiner’s management of the Fund’s investments and the investments in the other accounts.  However, the Advisor and the Fund have adopted Codes of Ethics that require Mr. Reiner to place the interests of the Fund and its shareholders ahead of his personal interests.  The Board of Trustees and the Advisor are satisified that the Codes are adequate to address conflicts of interest and protect the rights of shareholders

The following table shows the dollar range of equity securities of the Fund beneficially owned by the portfolio manager in the Fund as of the date of this SAI.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Matthew P. Reiner	$10,001 – $50,000

Custodian

The Huntington National Bank, a national banking association having its principal office at 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund’s investments.  The custodian acts as the Fund’s depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties.

Transfer Agent and Fund Accountant

Mutual Shareholder Services, LLC. (“MSS”), 8869 Brecksville Road, Suite C, Brecksville, Ohio 44141, acts as the Fund's transfer agent.  MSS maintains the records of the shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. MSS receives an annual fee from the Adviser of $11.50 per shareholder (subject to a minimum monthly fee of $775.00 per Fund) for these transfer agency services.

In addition, MSS provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, MSS receives an annual fee from the Adviser based on the average value of the Fund.  . These fees are: from $0 to $25 million in assets the annual fee is $21,000, from $25 million to $50 million in assets the annual fee is $30,500, from $50 million to $75 million in assets the annual fee is $36,250, from $75 million to $100 million in assets the annual fee is $42,000, from $100 million to $125 million in assets the annual fee is $47,750, from $125 million to $150 million in assets the annual fee is $53,500, and for asset above $150 million the annual fee is $59,250.

The Fund will receive a discount ranging from 10-60% depending on the net assets of the Fund until the Fund reaches $11 million in assets. In addition, for the first twelve months of operation, MSS will offer the Fund an additional monthly discount on transfer agency and fund accounting services.

Independent Public Accountants

The firm of Sanville & Company, Certified Public Accountants, 1514 Old York Road, Abington, Pennsylvania 19001, has been selected as independent public accountants for the Trust for the fiscal year ending March 31, 2006.  Sanville & Company performs an annual audit of the Fund’s financial statements and provides financial, tax and accounting consulting services as requested.

Determination of Share Price

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The price (net asset value) of the shares of the Fund is determined at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays and Good Friday).  Equity securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by a pricing service at its last bid price.  When market quotations are not readily available from a pricing service, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or when an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, such securities are fair valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

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Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by a pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, when restricted or illiquid securities are being valued, or when an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

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The Board of Trustees annually reviews and approves the use of the pricing services, including the methodology used by the pricing services to value securities.  The Board will reapprove use of a pricing service if it is satisfied that the methodology used by the pricing service will result in the fair valuation of Fund securities.

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Additional Tax Information

The Fund intends to qualify as a regulated investment company, or “RIC”, under the Internal Revenue Code of 1986, as amended (the “Code”).  Qualification generally will relieve the Fund of liability for federal income taxes.  If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders).  In such event, dividend distributions would be taxable to shareholders to the extent of the Fund’s earnings and profits, and would be eligible for the dividends-received deduction for corporations.

The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards.  Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

Control Persons and Principal Holders of Securities

Prior to the public offering of the Fund, Gregory A. Roeder, Matthew Reiner and Louis Morizio purchased 38%, 30% and 32%, respectively, of the outstanding shares of the Fund and may each be deemed to control the Fund.  Gregory A. Roeder is the President of the Trust and one of the owners of the Advisor, Mr. Morizio is the Secretary and a Trustee of the Trust and one of the owners of the Advisor and Mr. Reiner is Treasurer and Chief Financial Officer of the Trust and an owner of the Advisor.  Mr. Roeder, Mr. Reiner and Mr. Morizio may be reached at the Fund's address.  Persons controlling the Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Adviser.

After the public offering commences, it is anticipated that Mr. Roeder and Mr. Reiner will no longer control the Fund.  Mr. Morizio owns the Center for Financial Planning (“CFP”), a registered investment advisory firm.  He has disclosed to the Trust that CFP has discretion to direct its clients’ investments, that CFP intends to consider the Fund as one possible investment option within its discretionary accounts, and that it may invest a portion of it’s clients’ assets in the Fund if CFP determines that the Fund is an appropriate investment for the client.  It is possible that, after the Fund commences operations, a majority of the Fund’s shareholders will be clients of CFP.  Mr. Morizio has also disclosed to the Trust that some or all of the CFP client assets may be redeemed from the Fund at any time if CFP determines that redemption is in the best interests of a client.   Although CFP has investment discretion over its clients’ assets, it is the Trust’s understanding that CFP does not vote proxies on behalf of its clients, and consequently will not vote if the Trust holds a shareholder meeting.

Trustees and Officers

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  As of April 1, 2005, the Fund is the only series in the “Fund Complex”.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Norman Joseph Plourde 26 Vly Road Albany, New York 12205 Year of Birth: 1963	Trustee since March 2005

Treasurer and owner, Ideal Wood Products since October 2001; General Manager of Operations, Universal Forest Products since October 2001; General Manager and treasurer, P&R Truss Co. from June 1985 through October 2001.

Kevin Gallagher 100 Ford Rd. Denville, New Jersey 07834 Year of Birth: 1964	Trustee since March 2005	Vice President of Business Development, Panurgy NY Metro, LLC since February 2004; Director of Sales, Coca-Cola Enterprises from December 1988 through February 2004.
Wade Coton 26 Vly Road Albany, New York 12205 Year of Birth: 1968	Trustee since March 2005	Home Builder and Developer, Richard H. List, Inc. since January 1995.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Gregory A. Roeder 26 Vly Road Albany, New York 12205 Year of Birth: 1963	President and Chief Compliance Officer since March 2005	Principal, Adirondack Research & Management, Inc. from 2003 to the present; Portfolio Manager/Analyst, Eddy & Wakefield from 2000 to 2003; Analyst, CL King & Associates from 1997 to 2000.
Louis Morizio 26 Vly Road Albany, New York 12205 Year of Birth: 1959	Trustee since March 2005; Secretary since December 2004	Registered Investment Adviser, Center for Financial Planning since December 1994
Matthew Reiner 26 Vly Road Albany, New York 12205 Year of Birth: 1965	Treasurer and Principal Financial Officer since March 2005

Vice President of Research, Paradigm Capital Management form 2000 to 2005; Senior Analyst ad Portfolio Manager, Paradigm Capital Management from 1998 to 2005; Equity Analyst, CL King & Associates from 1996 to 1998; Research Associate, CL King & Associates from 19954 to 1996.

1 Mr. Roeder is an “interested person” of the Trust because he is an officer of the Trust and is an officer and the sole shareholder of the Fund’s adviser.

The Trust’s audit committee consists of Kevin Gallagher, Norman Joseph Plourde, and Wade Coton.  The audit committee is responsible for overseeing the Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund’s independent auditors and the full Board of Trustees.

The following table describes the estimated compensation to be paid to the Trustees of the Trust for the first fiscal year.

NAME	TOTAL COMPENSATION FROM TRUST
Louis Morizio	$0
Wade Coton	$600
Kevin Gallagher	$600
Norman Joseph Plourde	$600

The Fund does not intend to pay any retainer fees to its officers for their services as such.  The directors who are not affiliated with the Investment Advisor will be paid a fee of $150 for each meeting of the Board of Directors that they attend, in addition to reimbursing all directors for travel and incidental expenses incurred by them in connection with their attendance at Board meetings.  Directors do not receive pension or retirement benefits.

Portfolio Transactions and Brokerage

Subject to policies established by the Board of Trustees, the Advisor is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions.  In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer.  The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.  The Advisor may not give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions.  However, the Advisor may place portfolio transactions with brokers or dealers that promote or sell the Fund’s shares so long as such placements are made pursuant to policies approved by the Fund’s Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided.  The determination may be viewed in terms of a particular transaction or the Advisor’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts.  The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts.  Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund.  Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received.  It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available.  Fixed income securities may be purchased directly from the issuer, an underwriter or a market maker.  Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

When the Fund and another of the Advisor’s clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined (“blocked”) basis.  Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction.  If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security.  Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time.  In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis.  The allocation may be adjusted by the Advisor, taking into account such factors as the size of the individual orders and transaction costs, when the Advisor believes an adjustment is reasonable.

Financial Statements

ADIRONDACK SAMLL CAP FUND
A SERIES OF ADIRONDACK FUNDS
Statement of Assets and Liabilities
March 28, 2005

ASSETS
Cash, at custodian bank	$130,599

LIABILITIES	-

Net Assets	$130,599

Net Assets Consist Of:
Shares of beneficial interest, unlimited authorized shares
13,060 shares issued and outstanding	$130,599

Net Assets	$130,599

Net asset value per share (based on shares of beneficial
interest issued and outstanding)	$10.00

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

  of  The Adirondack Small Cap Fund

  A Series of Adirondack Funds

We have audited the accompanying statement of assets and liabilities of The Adirondack Small Cap Fund, (“the “Fund”) a series of Adirondack Funds (the “Trust”) as of March 28, 2005.  This statement of assets and liabilities is the responsibility of the Fund’s management.  Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of The Adirondack Small Cap Fund, a series of Adirondack Funds, as of March 28, 2005, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania	/s/ Sanville & Company
March 29, 2005	Certified Public Accountants

THE ADIRONDACK SMALL CAP FUND

A SERIES OF ADIRONDACK FUNDS

Notes to Financial Statement

March 28, 2005

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:  The Adirondack Small Cap Fund (the “Fund”), is a diversified series of Adirondack Funds (the “Trust”), an open-end regulated investment company that was organized as an Ohio business trust on December 8, 2004.  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is the only series currently authorized by the Trustees.

The Fund’s investment objective is long-term capital appreciation. The Fund’s principal investment strategy is to invest in a diversified portfolio of undervalued equity securities of small capitalization companies.  The Fund has had no operations to date other than matters relating to its organizational matters and the sale of 13,060 shares of beneficial interest to its shareholders, all of whom are affiliated with the Fund’s advisor, Adirondack Research & Management Inc. (the “Advisor”), as indicated below:

Name	Relationship	Value Shares Purchased	Shares Purchased

Gregory A. Roeder	Interested party	$ 50,000	5,000
Louis Morizio	Interested party	32,406	3,241**
Patricia Morizio	Wife	9,394	939**
Matthew Reiner	Interested party	38,799	3,880**
		$130,599	13,060

* Relationship to Louis Morizio, shareholder of Adirondack Research & Management Inc., the Fund’s investment advisor.

** Rounded

Security Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.   Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

THE ADIRONDACK SMALL CAP FUND

A SERIES OF ADIRONDACK FUNDS

Notes to Financial Statement (Continued)

March 28, 2005

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Financial Futures Contracts: The Fund may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in market values or interest rates.  Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit).  Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the security.  The Fund recognizes a gain or loss equal to the daily variation margin.  Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.  The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Federal Income Taxes:

The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Distributions to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized, over the useful lives of the respective securities. Withholding taxes on foreign dividends will be provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

THE ADIRONDACK SMALL CAP FUND

A SERIES OF ADIRONDACK FUNDS

Notes to Financial Statement (Continued)

March 28, 2005

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the year. Actual results could differ from these estimates.

2.

MANAGEMENT AGREEMENT

The Fund has a management agreement with the Advisor to furnish investment advisory and management services to the Fund. Gregory A. Roeder, Louis Morizio and Matthew Reiner, all Trustees and officers of the Fund are the shareholders of the Advisor.  The Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.25%.

The Advisor has agreed to defer its management fee and reimburse expenses to the extent that the Fund’s total annual operating expenses exceed 1.70%.  This deferral and reimbursement,

should it be needed, will remain in place for the first three fiscal years from April 1, 2005.  The Advisor’s obligation to reimburse expenses exclude brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and extraordinary expenses.  Any deferral or reimbursement by the Advisor is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expenses occurred, if the Fund is able to make repayment without exceeding its current expense limitations and the repayment is approved by the Board of Trustees.

3.

ORGANIZATIONAL EXPENSES

The Advisor has agreed to absorb all initial organizational expenses of the Fund.

Adirondack Funds

PART C:  OTHER INFORMATION

Item 23.  Exhibits

(a)  Articles of Incorporation.  Registrant’s Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission (“SEC”) on December 28, 2004, is hereby incorporated by reference.

(b)  By-laws.  Registrant’s By-laws, which were filed as an Exhibit to Registrant’s Registration Statement on Form N-1A filed with the SEC December 28, 2004 , are hereby incorporated by reference.

(c)  Instruments Defining Rights of Security Holders.  None (other than in the Declaration of Trust and By-laws of the Registrant).

(d)  Investment Advisory Contracts.

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(i)

Registrant’s Management Agreement dated as of March 21, 2005 between Registrant and Adirondack Research & Management, Inc. is incorporated by reference to Exhibit 23(d)(i) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 1, 2005.

(ii)

Registrant’s Letter Agreement dated as of March 21, 2005 between Registrant and Adirondack Research & Management, Inc. is incorporated by reference to Exhibit 23(d)(ii) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 1, 2005.

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(e)  Underwriting Contracts.  None.

(f)  Bonus or Profit Sharing Contracts.  None.

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(g)  Custodian Agreements.  Registrant’s Custodian Agreement dated as of March 29, 2005 between Registrant and The Huntington National Bank is incorporated by reference to Exhibit 23(g) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 1, 2005.

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(h)  Other Material Contracts.

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(i)

Transfer Agent Agreement dated as of March 18, 2005 between Registrant and Mutual Shareholder Services, LLC is incorporated by reference to Exhibit 23(h)(i) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 1, 2005.

(ii)

Accounting Services Agreement dated as of March 18, 2005 between Registrant and Mutual Shareholder Services, LLC is incorporated by reference to Exhibit 23(h)(ii) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 1, 2005.

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(i)  Legal Opinion.  Opinion and Consent of Thompson Hine LLP is filed herewith.

(j)  Other Opinions.  Consent of Accountants is filed herewith.

(k)  Omitted Financial Statements.  None.

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(l)  Initial Capital Agreements.  Letters of Initial Stockholder are incorporated by reference to Exhibit 23(l) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 1, 2005.

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(m)  Rule 12b-1 Plan.  None.

(n)  Rule 18f-3 Plan.  None.

(o)  Reserved.

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(p)  Code of Ethics. Adirondack Funds Code of Ethics is incorporated by reference to Exhibit 23(p) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 1, 2005.

(q)  Powers of Attorney for Registrant (and Certificate with respect thereto) and the Trustees and Officers of the Registrant are incorporated by reference to Exhibit 23(q) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 1, 2005.

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Item 24.  Persons Controlled by or Under Common Control with the Fund

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As of April 1, 2005, Gregory Roeder owned over 25% of the outstanding shares of the Registrant and was the sole shareholder of the Registrant’s investment adviser.   As a result, the Registrant and the Registrant’s investment adviser may be deemed to be under the common control of Gregory Roeder.

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Item 25.  Indemnification

(a)   Article VI of the Registrant’s Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.6  Indemnification Not Exclusive, etc.  The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled.  As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators.  Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy.  The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover the adviser, among others.  Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser

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Adirondack Research & Management, Inc. has engaged in no other business during the past two fiscal years.  Gregory A. Roeder is the sole officer and director of Adirondack Research and Management, Inc.

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Item 27.  Principal Underwriters

None.

Item 28.  Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 26 Vly Road, Albany, NY  12205, and by the Registrant’s transfer agent, Mutual Shareholder Services LLC, at 8869 Brecksville Road, Suite C, Brecksville, OH 44141.

Item 29.  Management Services Not Discussed in Parts A or B

None.

Item 30.  Undertakings

None.

SIGNATURES

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Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Albany, State of New York on the 6th day of April, 2005.

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ADIRONDACK FUNDS

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By:/s/JoAnn M. Strasser

JoAnn M. Strasser

Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 6th day of April, 2005.

Gregory A. Roeder,* President

*By:/s/JoAnn M. Strasser

Wade Coton,* Trustee

JoAnn M. Strasser

Kevin Gallagher,* Trustee

Attorney-in-Fact

Louis Morizio,* Trustee

April 6, 2005

Joseph Plourde,* Trustee

Matthew P. Reiner,*Treasurer/Principal Financial Officer/Principal Accounting Officer

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EXHIBIT INDEX

1.

Legal Opinion and Consent of Thompson Hine LLP

EX-99.23.i

2.

Consent of Sanville & Company

EX-99.23.j